Income Tax - Schedule of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong profits tax:
Current year		$ 72,280	$ 1,408,470
Tax reduction			(1,154)
Under (Over) provision for prior years	1,728	(430,964)	(25,587)
Income tax expenses (benefit)	$ 1,728	$ (358,684)	$ 1,381,729